Contributed Equity - Schedule of Share Capital (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Ordinary shares Fully paid, Shares	485,951,369	404,601,384	348,206,772
Ordinary shares Fully paid	$ 458,677,068	$ 233,196,507	$ 99,851,510